Common Stock Warrants	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common Stock Warrants
Note 8. Common Stock Warrants
In connection with the Business Combination, Legacy Surrozen, as the accounting acquirer, was deemed to assume 3,066,651 warrants held by Consonance’s stockholders, or the Public Warrants, and 144,666 warrants held by Consonance’s sponsor, or the Private Placement Warrants. In addition, immediately after the consummation of the Business Combination, certain investors subscribed for and purchased an aggregate of 12,020,000 units in the PIPE Financing, consisting of 12,020,000 shares of the Company’s common stock and 4,006,657 warrants, or the PIPE Warrants. As of December 31, 2021, the following common stock warrants were outstanding:

Type	Classification	Expiration Date	Exercise Price per Share	December 31, 2021
Public Warrants	Liability	August 12, 2026	$11.50	3,066,651
Private Placement Warrants	Liability	August 12, 2026	11.50	144,666
PIPE Warrants	Liability	August 12, 2026	11.50	4,006,657

Total				7,217,974

Public Warrants
Each whole Public Warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share, at any time commencing on November 23, 2021 and terminating at the earlier of August 12, 2026 or upon redemption or liquidation. The exercise price and number of ordinary shares issuable upon exercise of the Public Warrants may be adjusted in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. The Company would not be obligated to deliver any shares of common stock pursuant to the exercise of a Public Warrant and would have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act with respect to the common stock underlying the Public Warrants is then effective. The registration statement on Form S-1 to register for resale under the Securities Act of 1933, as amended, was effective in November 2021. The Company shall use its efforts to maintain the effectiveness of the registration statement until the expiration or redemption of the Public Warrants. If the Company fails to have maintained an effective registration statement, the Public Warrant holders have the right to exercise the Public Warrants on a cashless basis until such time as there is an effective registration statement.
Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants at a price of $0.01 per warrant if the closing price of common stock equals or exceeds $18.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and similar transaction). Additionally, the Company may redeem the outstanding Public Warrants, once they become exercisable, at a price of $0.10 per warrant if the closing price of common stock equals or exceeds $10.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and similar transaction). Notice of redemption shall be mailed to the Public Warrant holders no less than 30 days prior to the redemption date, or the Redemption Period. If the closing price of common stock equals or exceeds $10.00 per share and is less than $18.00 per share, during the Redemption Period, the Public Warrant holders may elect to exercise their Public Warrants on a cashless basis based on a make-whole table.

In no event will the Company be required to net cash settle the Public Warrants. The Public Warrant holders do not have the rights or privileges of common stockholders and any voting rights until they exercise their Public Warrants and receive common stock.
Private Placement Warrants
The Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants, except that so long as they are held by Consonance’s sponsor or any of its permitted transferees, the Private Placement Warrants: (i) may be exercised for cash or on a cashless basis, (ii) may not be transferred, assigned or sold until 30 days after the completion of the Business Combination, (iii) shall not be redeemable by the Company if the closing price of common stock equals or exceeds $18.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and similar transaction) and (iv) shall only be redeemable if the closing price of common stock is less than $18.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and similar transaction). If the Private Placement Warrants are held by holders other than Consonance’s sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.
PIPE Warrants
Each whole PIPE Warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share, at any time commencing on November 23, 2021 and terminating on August 12, 2026. The PIPE Warrants are the same in all respects as the Public Warrants except that the PIPE Warrants are not redeemable before August 12, 2022.
Classification
The Public Warrants, Private Placement Warrants and PIPE Warrants are not considered indexed to the Company’s common stock as certain provisions of the warrant agreements could change the settlement amount of these warrants. As a result, they are classified as liabilities and recorded at fair value with subsequent change in their respective fair value recognized in other expense, net within the consolidated statements of operations and comprehensive loss at each reporting date. See Note 4 for the discussion of warrant valuations.